SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 192,882
Amortized cost, due after one year through five years	538,142
Amortized cost	731,025	$ 490,741
Estimated fair value, due within one year	193,328
Estimated fair value, due after one year through five years	542,389
Available-for-sale total	$ 735,717	$ 488,727